Statement to Securityholder

Ally Auto Receivables Trust 2012-4
Final Report

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2012-4

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	8/15/2012

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2012-4

5. Collateral Summary	Collection Period, Begin:	5/1/2016

	Collection Period, End:	5/31/2016

6. Charge-Off and Delinquency Rates	Determination Date:	6/10/2016

7. Credit Instruments	Distribution Date:	6/15/2016

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes, the Class C Notes and the Class D Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes, the Class C Notes and Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2012-4
Final Report
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02006EAA7	304,000,000.00	0.00	0.30175000	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02006EAB5	423,000,000.00	0.00	0.48000000	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02006EAC3	396,000,000.00	0.00	0.59000000	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02006EAD1	151,430,000.00	38,589,046.17	0.80000000	11,038,651.65	25,726.03	11,064,377.68	0.00	0.00	27,550,394.52	*
B	02006EAE9	40,760,000.00	40,760,000.00	1.68000000	0.00	57,064.00	57,064.00	0.00	0.00	40,760,000.00	*
C	02006EAF6	27,170,000.00	27,170,000.00	2.18000000	0.00	49,358.83	49,358.83	0.00	0.00	27,170,000.00	*
D	02006EAG4	13,590,000.00	13,590,000.00	3.16000000	0.00	35,787.00	35,787.00	0.00	0.00	13,590,000.00	*
Deal Totals		1,355,950,000.00	120,109,046.17		11,038,651.65	167,935.86	11,206,587.51	0.00	0.00	109,070,394.52
*Pursuant to Section 8.01 of the Servicing Agreement, Ally Financial Inc. as Servicer will exercise the Optional Purchase and will effect the redemption of the outstanding Notes by depositing in the Collection Account when required pursuant to (ii) below an amount equal to the greater of (a) the remaining unpaid Principal Balance of the Notes, plus accrued and unpaid interest, and any accrued and unpaid Basic Servicing Fee payments, and (b) the unpaid Aggregate Receivables Principal Balance plus accrued and unpaid interest.
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	254.83091970	72.89606848	0.16988727	73.06595576	0.00000000	181.93485122
B	1,000.00000000	0.00000000	1.40000000	1.40000000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.81666654	1.81666654	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.63333333	2.63333333	0.00000000	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2012-4
Final Report

Beginning Aggregate Note Pool Factor:	88.57925895
Ending Aggregate Note Pool Factor:	80.43836021

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2012-4
Final Report
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	5/16/2016	6/14/2016	Actual/360	N/A	N/A	0.30175000	0.30175000	0.00
A-2	0.00	5/16/2016	6/14/2016	30/360	N/A	N/A	0.48000000	0.48000000	0.00
A-3	0.00	5/16/2016	6/14/2016	30/360	N/A	N/A	0.59000000	0.59000000	0.00
A-4	38,589,046.17	5/16/2016	6/14/2016	30/360	N/A	N/A	0.80000000	0.80000000	25,726.03
B	40,760,000.00	5/16/2016	6/14/2016	30/360	N/A	N/A	1.68000000	1.68000000	57,064.00
C	27,170,000.00	5/16/2016	6/14/2016	30/360	N/A	N/A	2.18000000	2.18000000	49,358.83
D	13,590,000.00	5/16/2016	6/14/2016	30/360	N/A	N/A	3.16000000	3.16000000	35,787.00

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	0.00	0.00	0.00	0.00
A-4	0.00	25,726.03	0.00	25,726.03	0.00
B	0.00	57,064.00	0.00	57,064.00	0.00
C	0.00	49,358.83	0.00	49,358.83	0.00
D	0.00	35,787.00	0.00	35,787.00	0.00
Deal Totals	0.00	167,935.86	0.00	167,935.86	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2012-4
Final Report
4. Collections and Distributions

Collections
Receipts During the Period	11,476,078.35
Administrative Purchase Payments	33,118.79
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	69,607.13
Other Fees or Expenses Paid	0.00
Total Collections	11,578,804.27

Beginning Reserve Account Balance	3,396,670.84
Total Available Amount	14,975,475.11

Distributions
Total Available Amount	14,975,475.11
Basic Servicing Fee	112,810.17
Aggregate Class A Interest Distributable Amount	25,726.03
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	57,064.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	49,358.83
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	35,787.00
Fourth Priority Principal Distributable Amount	0.00
Reserve Account Deposit	3,396,670.84
Noteholders' Regular Principal Distributable Amount	11,038,651.65
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee and Administrator	1,500.00
Excess Total Available Amount to the Certificateholders	257,906.59

Supplemental Servicing Fees	26,300.25
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	2,100.00

Statement to Securityholder

Ally Auto Receivables Trust 2012-4
Final Report
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	57,516	18,508	17,749
Deal Totals	Aggregate Receivables Principal Balance	1,358,668,336.93	133,695,729.54	122,657,077.89
	Aggregate Amount Financed	1,405,245,987.46	135,372,200.07	124,133,446.73

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	3.07000000	3.00992190	3.02100398	63.57	66.84	66.99	58.87	19.67	18.89

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.11%	1.21%	0.87%	1.15%	1.05%	1.07%	1.18%	1.06%	1.20%	1.32%	1.37%	1.08%	1.48%	1.35%	1.27%	1.32%	1.14%	1.27%	1.33%	1.19%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.39%	1.34%	1.29%	1.34%	1.51%	1.35%	1.41%	1.37%	1.06%	1.42%	1.22%	1.18%	1.38%	1.25%	1.18%	1.27%	1.28%	1.19%	1.26%	1.18%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly	1.13%	1.11%	1.09%	1.18%	1.26%	1.09%	1.12%

Statement to Securityholder

Ally Auto Receivables Trust 2012-4
Final Report

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charged-Off	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	129,752,823.40	7	(15,138.51)	(2,162.64)	(0.1400)%	17,749	42	0.2366%
Preceding	141,159,919.91	14	(33,272.40)	(2,376.60)	(0.2828)%	18,508	37	0.1999%
Next Preceding	153,694,792.48	12	12,900.98	1,075.08	0.1007%	19,277	42	0.2179%
Third Preceding	167,157,394.66	15	(3,864.79)	(257.65)	(0.0277)%	Three Month Average		0.2181%
Four Month Average					(0.0875)%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance	Percent
	Financed	Charge-Offs		Stratification			Delinquent
Totals	1,405,245,987.46	5,103,742.61	0.3632%	31 - 60 days	167	1,522,308.05	1.2263%
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	31	324,404.92	0.2613%
with the prospectus for Ally Auto Receivables Trust 2012-4 related to delinquencies,				91 - 120 days	11	47,873.97	0.0386%
charge-offs or uncollectible accounts.				> 120 days	0	0.00	0.0000%

There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	201	1,667,556.83
				Current Period	16	119,391.43
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off [2]	9	31,450.48
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status and charge-offs on prior period bankruptcies.				Ending Inventory	208	1,755,497.78

Statement to Securityholder

Ally Auto Receivables Trust 2012-4
Final Report

7. Credit Instruments

A. Reserve Accounts

Account		Initial Balance		Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
						Draws	Releases
Cash Reserve	3,396,670.84	3,396,670.84	—	3,396,670.84	0.00	0.00	0.00	3,396,670.84	3,396,670.84

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	2,718,336.93
Current Overcollateralization	13,586,683.37
Overcollateralization Target	13,586,683.37
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2012-4. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2012-4 will perform in the future.